CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)		$ (255)	$ 148	$ 549
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation, depletion and amortization		268	883	666
Gain on sale of assets			(2)	(468)
Deferred income tax expense		1	1,120	1
Loss from unconsolidated affiliate, net of cash distributions		15		37
Impairment and ceiling test charges		1	20	46
Loss on extinguishment of debt		14		9
Share-based compensation expense		17	13	22
Non-cash portion of exploration expense		23	19	39
Amortization of debt issuance costs		12	21	21
Other		1	2	1
Asset and liability changes
Accounts receivable		(73)	8	(51)
Accounts payable		66	17	80
Derivative instruments		281	(939)	56
Accrued interest		57		(3)
Other asset changes		(18)	4	(10)
Other liability changes		39	(19)	(20)
Net cash provided by operating activities		449	1,295	975
Cash flows from investing activities
Capital expenditures		(877)	(2,033)	(1,924)
Proceeds from sale of assets and investments, net of cash transferred		110	154	1,451
Cash paid for acquisitions, net of cash acquired		(7,126)	(165)	(2)
Increase in note receivable with parent			(20)
Net cash used in investing activities		(7,893)	(2,064)	(475)
Cash flows from financing activities
Proceeds from issuance of long-term debt		5,477	2,455	1,880
Repayment of long-term debt		(1,139)	(1,898)	(2,190)
Distributions to member				(200)
Contributions from member		3,323
Contributions from parent			186
Debt issuance costs		(154)	(1)	(5)
Net cash provided by financing activities		7,507	742	(515)
Change in cash and cash equivalents		63	(27)	(15)
Cash and cash equivalents
Beginning of period			48	63
End of period		63	21	48	$ 63
Supplemental cash flow information
Interest paid, net of amounts capitalized		145	289	305
Income tax payments, net of refunds		$ 2	$ 3	$ 4
Predecessor
Cash flows from operating activities
Net income (loss)	$ 178
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation, depletion and amortization	319
Deferred income tax expense	199
Loss from unconsolidated affiliate, net of cash distributions	12
Impairment and ceiling test charges	62
Amortization of debt issuance costs	7
Asset and liability changes
Accounts receivable	132
Accounts payable	(56)
Derivative instruments	(201)
Accrued interest	(1)
Other asset changes	(7)
Other liability changes	(64)
Net cash provided by operating activities	580
Cash flows from investing activities
Capital expenditures	(636)
Proceeds from sale of assets and investments, net of cash transferred	9
Cash paid for acquisitions, net of cash acquired	(1)
Net cash used in investing activities	(628)
Cash flows from financing activities
Proceeds from issuance of long-term debt	215
Repayment of long-term debt	(1,065)
Contributions from parent	960
Net cash provided by financing activities	110
Change in cash and cash equivalents	62
Cash and cash equivalents
Beginning of period	25				$ 25
End of period	87
Supplemental cash flow information
Interest paid, net of amounts capitalized	7
Income tax payments, net of refunds	$ 2